INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Summary of Held-To-Maturity and Available-For-Sale Investment Securities
The following is a summary of HTM and AFS investment securities as of December 31, 2022:

	Held-to-maturity				Available-for-sale
(Dollars in thousands)	Amortized cost	Unrecognized gain	Unrecognized loss	Fair value	Amortized cost	Unrealized gain	Unrealized loss	Fair value
U.S. Treasuries	$0	$0	$0	$0	$37,312	$0	$(4,616)	$32,696
Securities of U.S. government agencies and corporations	0	0	0	0	80,382	0	(13,914)	66,468
Mortgage-backed securities - residential	0	0	0	0	747,478	47	(97,462)	650,063
Mortgage-backed securities - commercial	35,363	0	(4,114)	31,249	676,934	2	(47,374)	629,562
Collateralized mortgage obligations	9,280	0	(827)	8,453	538,970	181	(61,439)	477,712
Obligations of state and other political subdivisions	8,128	105	(201)	8,032	832,066	565	(124,168)	708,463
Asset-backed securities	0	0	0	0	772,261	39	(60,975)	711,325
Other securities	31,250	0	(2,499)	28,751	142,015	0	(8,656)	133,359
Total	$84,021	$105	$(7,641)	$76,485	$3,827,418	$834	$(418,604)	$3,409,648
The following is a summary of HTM and AFS investment securities as of December 31, 2021:

	Held-to-maturity				Available-for-sale
(Dollars in thousands)	Amortized cost	Unrecognized gain	Unrecognized loss	Fair value	Amortized cost	Unrealized gain	Unrealized loss	Fair value
U.S. Treasuries	$0	$0	$0	$0	$34,961	$4	$(189)	$34,776
Securities of U.S. government agencies and corporations	0	0	0	0	78,998	248	(129)	79,117
Mortgage-backed securities - residential	0	0	0	0	728,050	6,635	(10,548)	724,137
Mortgage-backed securities - commercial	46,362	651	0	47,013	729,948	4,294	(2,352)	731,890
Collateralized mortgage obligations	11,882	221	0	12,103	696,258	7,979	(6,497)	697,740
Obligations of state and other political subdivisions	8,926	915	0	9,841	1,058,735	35,591	(8,594)	1,085,732
Asset-backed securities	0	0	0	0	720,638	1,521	(2,578)	719,581
Other securities	31,250	176	(485)	30,941	133,001	2,114	(242)	134,873
Total	$98,420	$1,963	$(485)	$99,898	$4,180,589	$58,386	$(31,129)	$4,207,846

Summary of Investment Securities by Estimated Maturity
The following table provides a summary of investment securities by contractual maturity as of December 31, 2022, except for residential and commercial mortgage-backed securities, collateralized mortgage obligations and asset-backed securities, which are shown as single totals, due to the unpredictability of the timing in principal repayments:

	Held-to-maturity		Available-for-sale
(Dollars in thousands)	Amortized cost	Fair value	Amortized cost	Fair value
Due in one year or less	$0	$0	$8,230	$8,125
Due after one year through five years	2,584	2,662	93,629	89,551
Due after five years through ten years	34,920	32,410	292,581	255,143
Due after ten years	1,874	1,711	697,335	588,167
Mortgage-backed securities - residential	0	0	747,478	650,063
Mortgage-backed securities - commercial	35,363	31,249	676,934	629,562
Collateralized mortgage obligations	9,280	8,453	538,970	477,712
Asset-backed securities	0	0	772,261	711,325
Total	$84,021	$76,485	$3,827,418	$3,409,648

Age of Gross Unrealized Losses and Associated Fair Value by Investment Category
The following tables provide the fair value and gross unrealized losses on investment securities in an unrealized loss position for which an allowance for credit losses was not recorded, aggregated by investment category and the length of time the individual securities have been in a continuous loss position:

	December 31, 2022
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
U.S. Treasuries	$2,383	$(46)	$30,313	$(4,570)	$32,696	$(4,616)
Securities of U.S. government agencies and corporations	0	0	66,468	(13,914)	66,468	(13,914)
Mortgage-backed securities - residential	195,972	(10,413)	443,415	(87,049)	639,387	(97,462)
Mortgage-backed securities - commercial	457,863	(21,020)	189,123	(30,468)	646,986	(51,488)
Collateralized mortgage obligations	205,456	(13,059)	271,377	(49,207)	476,833	(62,266)
Obligations of state and other political subdivisions	301,073	(31,397)	368,673	(92,972)	669,746	(124,369)
Asset-backed securities	250,946	(9,410)	422,090	(51,565)	673,036	(60,975)
Other securities	125,344	(7,283)	31,629	(3,872)	156,973	(11,155)
Total	$1,539,037	$(92,628)	$1,823,088	$(333,617)	$3,362,125	$(426,245)

	December 31, 2021
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
U.S. Treasuries	$24,755	$(190)	$0	$0	$24,755	$(190)
Securities of U.S. Government agencies and corporations	17,382	(128)	0	0	17,382	(128)
Mortgage-backed securities - residential	459,098	(8,375)	78,090	(2,173)	537,188	(10,548)
Mortgage-backed securities - commercial	205,520	(2,149)	13,818	(203)	219,338	(2,352)
Collateralized mortgage obligations	369,318	(6,110)	12,485	(387)	381,803	(6,497)
Obligations of state and other political subdivisions	380,735	(7,543)	55,568	(1,051)	436,303	(8,594)
Asset-backed securities	482,118	(2,578)	0	0	482,118	(2,578)
Other securities	31,896	(354)	11,877	(373)	43,773	(727)
Total	$1,970,822	$(27,427)	$171,838	$(4,187)	$2,142,660	$(31,614)